Supplement to the
Fidelity's Targeted International Equity Funds®
December 30, 2024
Prospectus

The following information replaces similar information for Fidelity® Emerging Asia Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Xiaoting Zhao (Co-Portfolio Manager) has managed the fund since 2019.
Effective December 31, 2025, Mr. Zhao will no longer serve as Co-Portfolio Manager of the fund and Ms. Chen will assume sole portfolio manager responsibilities.
Di Chen (Co-Portfolio Manager) has managed the fund since 2025.
The following information replaces similar information for FMR H.K. found in the "Fund Management" section under the "Sub-Adviser(s)" heading.
Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2023, FMR H.K. had approximately $24.4 billion in discretionary assets under management. FMR H.K. is an affiliate of the Adviser.
Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity® China Region Fund.
Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for Fidelity® Emerging Asia Fund and Fidelity® Pacific Basin Fund.
FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Canada Fund, Fidelity® Emerging Markets Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, Fidelity® Japan Smaller Companies Fund, and Fidelity® Nordic Fund.
The following information replaces the biographical information for Fidelity® Emerging Asia Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Di Chen is Co-Portfolio Manager of Fidelity® Emerging Asia Fund, which she has managed since 2025. She also manages other funds. Since joining Fidelity Investments in 2009, Ms. Chen has worked as a research analyst and portfolio manager.
Xiaoting Zhao is Co-Portfolio Manager of Fidelity® Emerging Asia Fund, which he has managed since 2019. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Zhao has worked as a research analyst and portfolio manager.
Effective December 31, 2025, Mr. Zhao will no longer serve as Co-Portfolio Manager of Fidelity® Emerging Asia Fund and Ms. Chen will assume sole portfolio manager responsibilities.
Allyson Ke no longer serves as Co-Lead Portfolio Manager of Fidelity® Europe Fund.
Faris Rahman no longer serves as Co-Lead Portfolio Manager of Fidelity® Nordic Fund.
The following information replaces similar information for Fidelity® Europe Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Faris Rahman (Portfolio Manager) has managed the fund since 2021.
The following information replaces similar information for Fidelity® Nordic Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Allyson Ke (Portfolio Manager) has managed the fund since 2021.
The following information replaces the biographical information for Fidelity® Europe Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Faris Rahman is Portfolio Manager of Fidelity® Europe Fund, which he has managed since 2021. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Rahman has worked as a research analyst and portfolio manager.
The following information replaces the biographical information for Fidelity® Nordic Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Allyson Ke is Portfolio Manager of Fidelity® Nordic Fund, which she has managed since 2021. She also manages other funds. Since joining Fidelity Investments in 2011, Ms. Ke has worked as a research analyst and portfolio manager.
TIF-PSTK-0725-212 1.483702.212	July 31, 2025